UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09143
Eaton Vance Florida Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	November 30
Date of Reporting Period	August 31, 2005

Item 1. Schedule of Investments

Eaton Vance Florida Municipal Income Trust                                                                             as of August 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments—152.3%

Principal
Amount
(000’s omitted)	Security	Value
Education—1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,050,010
		$1,050,010
Electric Utilities—3.2%
2,000	Jacksonville Electric Authority, Variable Rate, 7.53%, 10/1/32 (1)(2)	2,105,180
		$2,105,180
Escrowed / Prerefunded—5.1%
1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,100,040
2,000	Seminole County, Water and Sewer, Prerefunded to 10/1/09, 5.375%, 10/1/22	2,189,620
		$3,289,660
General Obligations—2.7%
350	Florida Board of Education, 4.75%, 6/1/28	356,048
1,250	Florida, Variable Rate, 7.33%, 7/1/27 (1)(2)	1,367,387
		$1,723,435
Health Care-Miscellaneous—0.3%
160	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	160,155
		$160,155
Hospital—12.1%
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,343,075
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,862,053
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,157,280
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,049,710
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,492,778
		$7,904,896
Housing—2.1%
800	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	829,152
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	522,215

$11	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	$10,808
		$1,362,175
Industrial Development Revenue—3.6%
845	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	797,873
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,016,880
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	523,081
		$2,337,834
Insured-Electric Utilities—12.6%
1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34	1,618,400
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,176,109
1,700	JEA, (FSA), 4.75%, 10/1/34	1,725,449
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,843,143
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	878,400
		$8,241,501
Insured-Escrowed / Prerefunded—2.9%
650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	759,096
1,000	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/11, 5.75%, 10/1/29	1,134,890
		$1,893,986
Insured-General Obligations—2.9%
1,500	Puerto Rico, (FSA), Variable Rate, 10.70%, 7/1/27 (1)(3)	1,863,960
		$1,863,960
Insured-Hospital—7.5%
1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	1,060,330
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,055,980
1,350	Miami Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,432,566
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,341,500
		$4,890,376

Insured-Housing—1.7%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,135,596
		$1,135,596
Insured-Miscellaneous—11.9%
4,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	4,075,400
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,708,145
		$7,783,545
Insured-Special Tax Revenue—14.2%
970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 9.775%, 10/1/35 (1)(3)	1,071,724
2,250	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,352,420
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,890,317
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	667,675
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	931,800
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	938,385
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,434,018
		$9,286,339
Insured-Transportation—24.7%
2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	2,415,735
3,700	Florida Turnpike Authority, (Department of Transportation), (FGIC) , 4.50%, 7/1/27 (4)	3,722,459
1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 10.459%, 10/1/18 (1)(3)	1,773,420
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	547,220
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	721,994
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	1,037,360
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.00%, 7/1/33	1,062,650
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	1,060,800
1,000	Orlando and Orange County Expressway Authority, (FGIC), 5.00%, 7/1/28	1,032,020
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,431,225
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 11.366%, 7/1/26 (1)(3)	1,294,898
		$16,099,781

Insured-Water and Sewer—25.8%
$3,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33	$3,178,770
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,629,090
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,056,690
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,299,650
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,372,200
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.83%, 10/1/27 (1)(2)	1,595,130
3,650	Winter Haven Utilities System, (MBIA), 4.75%, 10/1/28	3,711,466
		$16,842,996
Nursing Home—2.6%
785	Okaloosa County Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	720,756
265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	263,020
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	733,096
		$1,716,872
Other Revenue—0.8%
500	Capital Trust Agency, (Seminole Tribe Convention), 8.95%, 10/1/33	547,445
		$547,445
Senior Living / Life Care—2.4%
1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	1,539,075
		$1,539,075
Special Tax Revenue—11.6%
550	Dupree Lakes Community Development District, 5.00%, 11/1/10	555,071
325	Heritage Harbour South Community Development District, 6.20%, 5/1/35	346,749
405	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	409,909
810	Heritage Springs Community Development District, 6.75%, 5/1/21	832,753
840	Longleaf Community Development District, 6.65%, 5/1/20	785,854
690	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	712,342
500	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	516,655
600	Sterling Hill Community Development District, 6.20%, 5/1/35	626,280
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	540,650
855	University Square Community Development District, 6.75%, 5/1/20	906,180
460	Vista Lakes Community Development District, 7.20%, 5/1/32	500,765
735	Waterlefe Community Development District, 6.95%, 5/1/31	798,526
		$7,531,734

Total Tax-Exempt Investments—152.3% (identified cost $91,727,704)	$99,306,551
Other Assets, Less Liabilities—2.2%	$1,415,768
Auction Preferred Shares Plus Cumulative Unpaid Dividends—(54.5)%	$(35,500,000)
Net Assets Applicable to Common Shares—100.0%	$65,222,319

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2005, 68.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.4% to 25.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of the securities is $11,950,099 or 18.3% of the Trust’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/05	220 U.S. Treasury Bond	Short	$(25,814,690)	$(25,966,875)	$(152,185)

At August 31, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$91,676,363
Gross unrealized appreciation	$7,778,042
Gross unrealized depreciation	(147,854)
Net unrealized appreciation	$7,630,188

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	October 25, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	October 25, 2005